Operating Leases	12 Months Ended
Dec. 31, 2019
Operating Leases
Operating Leases

6) Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the vessel for the customers, which includes providing the crewing and other services related to the Vessel's operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership's revenues by time charter and bareboat charters and other revenues for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Time charter revenues (service element included)	$237,387	$233,076	$167,386
Bareboat revenues	45,115	45,115	45,115
Other revenues (loss of hire insurance recoveries and other income)	59	1,265	6,702
Total revenues	$282,561	$279,456	$219,203

As a result of the revised guidance on leasing, the lessor accounting did not change. See Note 2(l)—Right-of-use assets and lease liabilities.

As of December 31, 2019, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (service element of the time charter included):

(U.S. Dollars in thousands)
2020	$272,166
2021	226,557
2022	149,350
2023	63,918
2024	20,093
2025	8,581
Total	$740,665

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of December 31, 2019 consisted of:

•

the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in March 2023 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);

•	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in August 2023 with Transpetro;
•

the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter that expires in May 2021 with Equinor Shipping Inc. A subsidiary of Equinor ASA, with options to extend until May 2024;

•

the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011. The vessel operated under a time charter with Brazil Shipping I Limited, a subsidiary of Shell, until July 2014. From July 2014 until October 2015, the vessel was employed under a time charter with KNOT. Beginning in October 2015, the vessel commenced operations under a two-year time charter with Brazil Shipping I Limited, with options to extend until 2023.  In March 2019, the time charter contract was suspended until April 2020. During the suspension period, the Windsor Knutsen is operating under a time charter contract with Knutsen Shuttle Tankers Pool AS on the same terms as the existing contract with Shell. As a result of the suspension period, Shell has options to extend the time charter until October 2024. On July 16, 2019, Shell exercised its option to extend the time charter of the Windsor Knutsen by one additional year until October 2020;

•

the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2023, with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Sinopec Brasil, S.A. (“Repsol”), with options to extend until January 2026;

•

the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in August 2022 with Eni Trading and Shipping S.p.A. (“ENI”), with options to extend until August 2025;

•	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in November 2020 with ENI, with options to extend until November 2023;
•	the Dan Cisne, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in September 2023 with Transpetro;
•	the Dan Sabia, a shuttle tanker built in 2012 that is currently operating under a bareboat charter that expires in January 2024 with Transpetro;
•

the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in February 2024 with Vår Energi Marine AS, a Norwegian subsidiary of Vår Energi ("Vår"), with options to extend until February 2029;

•	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter that expires in June 2025 with Repsol, with options to extend until June 2030;
•	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter that expires in January 2022 with a subsidiary of Shell, with options to extend until January 2032;
•

the Vigdis Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in the second quarter of 2022 with a subsidiary of Shell, with options to extend until the second quarter of 2032;

•

the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in the third quarter of 2022 with a subsidiary of Shell, with options to extend until the third quarter of 2032;

•

the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in the third quarter of 2022 with Galp Sinopec Brazil Services B.V. (“Galp”), with options to extend until the third quarter of 2028; and

•

The Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in the first quarter of 2022 with Galp, with options to extend until the first quarter of 2028.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. Consequently, adoption of the new standard resulted in recording a right-of-use asset and a lease liability on the consolidated balance sheet for operating leases of $2.3 million as of January 1, 2019. There was no cumulative effect adjustment to retained earnings of initially applying the standard related to the lessee accounting. As of December 31, 2019, the right-of-use asset and lease liability for operating leases was $1.8 million and are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for 2019 was $0.6 million. As of December 31, 2019, the weighted average discount rate for the operating leases was 4.8% and was determined using the expected incremental borrowing rate for a loan facility of similar term. As of December 31, 2019, the weighted average remaining lease term is 3.0 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of December 31, 2019 is as follows:

(U.S. Dollars in thousands)
2020	$644
2021	644
2022	644
Total	$1,932
Less imputed interest	133
Carrying value of operating lease liabilities	$1,799